Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Basis of consolidation

4.1	Basis of consolidation
4.1.1	Calculation of equity in earnings of investees

Investments in joint ventures and associates are recognized in the consolidated financial statements based on the equity method. Under this method, investments are initially recorded at cost and their carrying amount is increased or decreased by the recognition of the investor's interest in profit, loss and other comprehensive income generated by investees after acquisition. This method must be discontinued from the date the investment ceases to qualify as a jointly controlled or associated company.

Payment of dividends decreases the carrying value of investments.

When required, for the calculation of equity in earnings of investees, the investees' financial statements are adjusted to align their policies with the Parent's accounting policies.

4.1.2	Subsidiaries

The subsidiaries are entities to which the Company is exposed to or has a right over the variable returns arising from its involvement with them and has the ability to affect those returns exerting its power over the entities.

The financial statements of the subsidiaries are included in the consolidated financial statements as from the date they start to be controlled by the Company until the date such control ceases.

The balances of the subsidiaries’ assets and liabilities, and profit or loss, are consolidated and transactions between consolidated companies are eliminated. The balances of transactions between continuing operations and discontinued operations are also fully eliminated in the consolidated balance sheet.

4.1.3	Noncontrolling interests

Noncontrolling interests are presented in equity, separately from the equity attributable to the Parent Company's shareholders. Profits, losses and other comprehensive income are also allocated separately from the ones allocated to the Parent Company's shareholders, even if this procedure results in negative noncontrolling interest balance.

4.1.4	Joint ventures and associates

Joint ventures are entities over which the Company, subject to an agreement, has the ability to affect returns exerting its power in conjunction with other parties, irrespective of the percentage of interest in the voting capital.

Associates are entities over which the Company exerts significant influence regarding financial and operational decisions, without control.

When the share in losses of a joint venture or associate equals or exceeds the accounting balance of the investor’s equity interest in the investee, the investor should discontinue the recognition of its share in future losses. Additional losses will be considered, and a liability will be recognized, only if the investor incurs legal or constructive obligations, or performs payments on behalf of the investee. Should the investee subsequently post profits, the investor should resume the recognition of its interest in these profits only subsequent to the point at which the portion to which it is entitled to in these subsequent profits equals its share in unrecognized losses.

4.1.5	Joint operations (consortiums)

Joint operation is a joint business according to which parties that jointly control the business have rights on assets and obligations regarding liabilities related to the business.

Joint operations are recorded in proportion to the share of interest held in their assets, liabilities and profit or loss.

4.1.6	Business combination

The acquisition analysis is done on a case-by-case basis to determine whether the transaction represents a business combination or an asset purchase. Transactions between companies under common control do not constitute a business combination.

Assets and liabilities acquired in a business combination are accounted for using the acquisition method and are recognized at their fair value at the acquisition date.

The excess of the acquisition cost over the fair value of the net assets acquired (identifiable assets acquired, net of assumed liabilities) is recognized as goodwill in intangible assets. When the amount generated is negative, the bargain purchase gain is recognized directly in profit or loss.

The amount paid that refers specifically to the concession right acquired in a business combination where the acquired entity is a concession operator, whose right to the concession has a known and defined term, is not characterized as goodwill.

In acquisitions of interests in associates and in joint ventures, although they do not constitute a business combination, the net assets acquired are also recognized at fair value. Goodwill is presented in the investment.

Financial Instruments

4.2	Financial Instruments

Financial instruments are recognized immediately on the trade date, that is, when the obligation or right arises. They are initially recorded at fair value, unless it is a trade receivable without a significant financing component, plus, for an item not measured at fair value through profit or loss, any directly attributable transaction costs. Accounts receivable from customers without a significant component of financing are initially measured at the price of the transaction.

Fair values are determined based on market prices for financial instruments with active market, and by the present value method of expected cash flows, for those that have no quotation available in the market.

After initial recognition, financial assets are only reclassified if the Company changes its business model for managing financial assets and this reclassification must be made prospectively.

The Company does not have financial instruments measured at fair value through other comprehensive income, except for the asset arising from Certified Emissions Reductions - CERs of Elejor. The Company operates with derivative financial instruments as described in Note 4.15.

The Company's financial instruments are classified and measured as described below.

4.2.1	Financial assets recorded at fair value through profit or loss

Financial assets recorded at fair value through profit or loss include assets classified as held for trading, financial assets designated upon initial recognition as at fair value through profit or loss or financial assets required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of being sold or repurchased in the near term. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. After initial recognition, transaction costs and attributable interest expenses, when incurred, are recognized through profit or loss.

4.2.2	Financial assets measured at amortized cost

These are so classified and measured when: (i) the financial asset is maintained within a business model whose objective is to maintain financial assets in order to receive contractual cash flows; and (ii) the contractual terms of the financial asset give rise, on specified dates, to cash flows that exclusively comprise payments of principal and interest on the principal amount outstanding.

4.2.3	Financial liabilities measured at amortized cost

Financial liabilities are measured at amortized cost using the effective interest method. This method is also used to allocate interest expense of these liabilities for the period. The effective interest rate is the rate that discounts estimated future cash flows (including fees paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the expected life of the financial liability or, when appropriate, over a shorter period, for the initial recognition of the net carrying amount.

4.2.4	Financial liabilities measured at fair value through Profit or Loss

These are liabilities designated upon initial recognition as at fair value through profit or loss and those classified as held for trading. Financial liabilities designated fair value through profit or loss are stated at fair value with the respective gains or losses in fair value recognized in the statement of income. Net gains or losses recognized in profit or loss include the interest paid on the financial liability.

4.2.5	Derecognition of financial assets and liabilities

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Company derecognizes financial liabilities only when its obligations are discharged, cancelled or settled. The difference between the carrying amount of the derecognized financial liability and the corresponding disbursement made, or to be made, is recorded to profit or loss.

Net sectorial financial assets and liabilities

4.3	Net sectorial financial assets and liabilities

The Company records changes in sectorial financial assets and liabilities to maintain neutrality between the billed amounts of consumer tariffs, to cover energy costs, charges and other related items, and the forecast for tariff coverage, according to the term amendment to the distribution concessionaires concession agreement, approved by Aneel Order No. 4621/2014.

Net sectoral financial assets and liabilities comprise: a) Portion A Cost Variation Compensation Account - CVA, which records the variation between estimated and realized costs of energy purchase, of transmission and sectorial charges; b) financial items that correspond to other rights and obligations included in the tariff.

The amounts are updated until the next tariff readjustment/revision and, after approval by Aneel, the new tariff is applied for the current tariff year, providing for collection or return of constituted assets and liabilities, which are then amortized.

In the event of termination of the concession for any reason, the residual values of Portion A items and other financial components, not recovered or returned through tariff, must be incorporated in the calculation of the compensation, keeping rights or obligations of the concessionaire with the Granting Authority safeguarded.

Accounts receivable related to the concession

4.4	Accounts receivable related to the concession

Refer to financial assets of the concessions with unconditional right to receive cash by the Company, guaranteed by the Granting Authority by contractual clause and specific legislation.

4.4.1	Power distribution service concession

The concession agreement for electricity distribution provides that the users of the public service remunerate part of the investments made by the concessionaire and the Granting Authority at the end of the concession indemnifies the other party. This model provides for the recognition of financial assets, contract assets in the construction period and intangible assets.

The portion recognized as a financial asset refers to the indemnity set forth in the public power distribution service concession agreements, which the Company understands as an unconditional right to cash payments from the Granting Authority upon expiration of the concession. This indemnification aims to reimburse the Company for investments made in infrastructure, without recovery, through the tariff.

The cash flows related to these assets are determined taking into account the Regulatory Compensation Basis (BRR), defined by the Granting Authority, and the fair value is recorded based on the replacement cost methodology of the assets included in the distribution infrastructure linked to the concession.

4.4.2	Piped gas distribution service concession

The piped gas distribution concession agreement provides that part of the investments made by the concessionaire is remunerated by the public service users and another part is indemnified by the Granting Authority, the State of Paraná, at the end of the concession. This model provides for the recognition of financial assets, contract assets during the construction period and intangible assets. The amount that will not be amortized within the concession term is presented as Accounts receivable related to the concession and represents the amount to be reimbursed to the Company by the Granting Authority at the end of the contract term.

4.4.3	Bonus for the grant of quota system generation concession agreement

The quota system generation concession agreement provides for the payment of a bonus for the grant to the Granting Authority, pursuant to paragraph 7 of article 8 of Law 12,783/2013.

This bonus is recognized as a financial asset because it represents an unconditional right to receive cash, guaranteed by the Granting Authority during the term of the concession and without risk of demand.

The remuneration of this financial asset is based on the Weighted Average Cost of Capital - WACC defined by the National Energy Policy Council (CNPE) in Resolution 2/2015, which is being presented in the statement of income as operating revenue in accordance with the Company's business model.

4.4.4	Concession of power generation

The Company has operated and operates concession agreements for power generation that contain indemnification clauses for the infrastructure not depreciated, amortized and/or received during the concession term. After maturity, the residual balances of the assets are transferred to Accounts receivable related to the concession. At the end of each reporting period, Management evaluates the recoverability of the asset, remeasuring its cash flow based on its best estimate.

Contract assets

4.5	Contract assets

Represented by the construction in progress or in service of the infrastructure delegated by the Granting Authority, conditional upon the receipt of revenue not only by the passage of time, but after fulfilling the performance obligation to maintain and operate the infrastructure.

4.5.1	Power distribution service concession

Represents the concessionaire's contractual right related to the works under construction to meet the needs of the concession, accounted for at cost plus financial charges, when applicable.

When the assets are put into operation, the assets are transferred to the intangible asset, in the amount equivalent to what will be remunerated by the user through payment of the fee for the use of the services, or to the accounts receivable associated to the concession, in the amount equivalent to the residual portion of the assets not amortized, which will be reverted to the Granting Authority through indemnification at the end of the concession.

4.5.2	Power gas distribution service concession

Construction in progress for the distribution of piped gas which will be transferred to intangible assets upon their entry in operation and to the extent that the right (authorization) is received to charge the users of the public service. The amount that will not be amortized within the term of the concession is transferred to Accounts receivable related to the concession.

4.5.3	Power transmission concession

Represents the balance of public electricity transmission contracts signed with the Granting Authority to build, operate and maintain the high voltage lines and substations of the generation centers up to the distribution points.

During the term of the concession agreement, the Company receives, subject to its performance, a remuneration denominated Annual Revenue Allowance (RAP) that remunerates the investments made in the construction of the infrastructure and covers also, the costs of operation and maintenance incurred.

After the beginning of the commercial operation and insofar as the operation and maintenance service - O&M is provided, the portion of RAP referring to O&M revenue is recognized in profit or loss at fair value, on a monthly basis, and billed together with the revenue part recognized in the construction phase, referring to the remuneration of the built-up assets. This amount billed after complying with the O&M performance is reclassified to the financial asset under Customers until its effective receipt.

The Company estimates its revenue in the construction phase at fair value based on the budgeted cost of the work and used by management as a parameter for bidding on the concession auction. Fair value revenue comprises the budgeted cost for the entire construction period plus the construction margin, which represents sufficient profit to cover the costs of managing and monitoring the work.

The remuneration rate of each concession is determined by the projection of the expected cost, of the profit margin on the cost in the construction phase and also of the projection of the RAP to be received, already net of the variable consideration estimate (PV) and the RAP part of the O&M performance. This fair value valuation technique using the income approach discounts cash flow for the entire concession period, determining at initial recognition the implied rate that zeroes the flow over time. This remuneration rate is fixed at the initial period and does not change during the performance of the contract and represents the market rate in effect at the time under the conditions of the negotiation between parties.

The assets arising from the construction of the transmission infrastructure are formed by the recognition of construction revenue, according to the percentage of completion of the construction (Note 4.13), and by their financial remuneration (Note 4.12.2).

The Company recognizes gains and losses due to efficiency or inefficiency in the construction of the infrastructure and due to periodic tariff review (RTP), when incurred, directly in the statement of income for the year.

Upon expiration of the concession, any uncollected amounts related to the construction of infrastructure shall be received directly from the Granting Authority, as an unconditional right to cash reimbursement pursuant to the concession agreement, as compensation for investments made and not recovered through tariffs (RAP).

Existing System Basic Network - RBSE

The assets that compose the Existing System Basic Network - RBSE include one economic component, referring to the cost of capital of the assets not depreciated in July 2017, and one financial component, resulting from the right for the Annual Permitted Revenue (RAP) of the Concession Agreement No. 060/2001, not received in the period from January 2013 to June 2017, plus monetary adjustment and remuneration interest.

Accounts payable related to the concession

4.6	Accounts payable related to the concession

These refer to the amounts set forth in the concession agreement in connection with the right to explore hydraulic power generation potential (onerous concession), whose agreement is signed as Use of Public Property (UBP) agreements. The obligation is recognized on the date of signature of the concession agreement corresponding to the present value of future cash payments for the concession. The liability is then remeasured using the effective interest rate and reduced by contractual payments.

Inventories (including property, plant and equipment and contract assets)

4.7	Inventories (including property, plant and equipment and contract assets)

Materials and supplies in inventory, classified under current assets, and those assigned for investments, classified under property, plant and equipment, and contract assets, have been recorded at their average acquisition cost. Recorded amounts do not exceed their net realizable value.

Property, Plant and Equipment

4.8	Property, Plant and Equipment

The property, plant and equipment related to the public service concession agreement are depreciated according to the straight-line method based on annual rates set forth and reviewed periodically by Aneel, which are used and accepted by the market as representative of the economic useful lives of the assets related to concession's infrastructure. Property, plant and equipment related to contracts for the use of public property under the independent electricity producer scheme are depreciated based on annual rates established by Aneel limited to the concession period. All other property, plant and equipment are depreciated using the straight-line method based on estimates of their useful lives, which are reviewed annually and adjusted if necessary.

Costs directly attributable to construction works as well as interest and financial charges on borrowings from third parties during construction are recorded under property, plant and equipment in progress, if it is probable that they will result in future economic benefits for the Company.

Intangible Assets

4.9	Intangible Assets

These comprise software acquired from third parties and software developed in-house and are measured at acquisition cost and amortized over five years, besides Intangible assets from Concession Agreements below.

4.9.1	Onerous concession of electric power generation and piped gas

Corresponds to acquisition of exploration rights on hydropower potential and piped gas whose onerous concession contract is signed as Use of Public Property - UBP and/or Grant Bonus.

This asset is recognized at the present value of future cash disbursements during the Concession Agreement term. At the date of start of commercial operation or acquisition of exploration rights on hydropower potential and piped gas, the amount presented is fixed and amortized over the concession period.

4.9.2	Hydrological risk renegotiation (Generation Scaling Factor - GSF)

Asset consisting of the renegotiation of the hydrological risk under the terms of Law No. 13,203/2015 and subsequent changes, arising from the amounts recovered from the cost with the adjustment of the Energy Reallocation Mechanism - MRE (GSF). The amount was transformed by Aneel into an extension of the concession period, which is amortized on a straight-line basis until the end of the new concession period.

4.9.3	Power distribution service concession

This comprises the right to control infrastructure, built or acquired as part of the electric energy public service concession, and the right to charge fees to the users of the public service.

Intangible assets are recorded at their fair acquisition and construction value, less accumulated amortization and impairment losses, when applicable. The amortization of intangible assets reflects the pattern in which it is expected that future economic benefits will flow to the Company during the concession period.

During the infrastructure construction phase costs are classified as contract assets (Note 4.5).

4.9.4	Piped gas distribution service concession

Intangible assets for piped gas distribution services, which correspond to the right to charge users for the gas supply.

This intangible asset was initially recognized at acquisition or construction cost, plus interest and other capitalized finance charges. This asset is amortized using the straight-line basis over its estimated useful life, considering the economic benefits generated by intangible assets.

During the infrastructure construction phase, costs are classified as contract assets (Note 4.5).

4.9.5	Intangible assets acquired separately

Intangible assets with a finite useful life, acquired separately, are recorded at cost, less accumulated amortization and accumulated impairment losses. Amortization is recognized using the straight-line method based on the estimated useful lives of the corresponding assets. The estimated useful lives and the amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

4.9.6	Derecognition of intangible assets

An intangible asset is derecognized when no future economic benefits are expected from use or disposal. Gains or losses arising from disposal of an intangible asset are recognized in profit or loss, measured as the difference between net disposal proceeds and the carrying amount of the asset.

Impairment of assets

4.10	Impairment of assets

Assets are assessed to detect evidence of impairment.

4.10.1	Financial assets

Provisions for losses on financial assets are based on assumptions about default risk, existing market conditions and future estimates at the end of each year.

The Company applies the simplified approach of IFRS 9 to the measurement of expected credit losses for the entire existence of financial assets that do not have significant financing components, by considering a provision for expected loss over a useful life for all trade accounts receivable. To measure expected credit losses, trade accounts receivable is grouped based on shared credit risk characteristics, number of days late, in the amount considered enough to cover losses on the realization of these assets, based on specific criteria of the payment history, collection actions carried out for the credit recovery and relevance of the amount due in the receivables portfolio.

4.10.2	Non-financial assets

Whenever there is a loss resulting from situations where an asset’s carrying value exceeds its recoverable value, defined as the higher of the asset’s value in use or its net selling price, this loss is recognized in profit or loss for the year.

For impairment testing purposes, assets are grouped at the lowest levels for which there are separately identifiable cash flows (Cash Generating Units - CGU).

The amount of the impairment of non-financial assets is reviewed at the reporting date. In case of reversal of impairment losses that had been recorded in prior years, this reversal is recognized in current year's profit or loss.

Assets arising from onerous concession and rights of concession and/or authorization to generate electricity, classified as intangible assets, have their impairment tested along with the other assets of that cash-generating unit.

The impairment of contract assets in their construction phase is tested immediately, mainly considering the use of the effective interest rate fixed at the beginning of the project and carried to the end of the concession cash flow. After the beginning of the commercial operation, the portion of revenue recognized is tested for impairment in the accounts receivable from customers. For the receivable part conditioned to fulfill the performance obligation to maintain and operate the infrastructure, the Company has no history and no expectation of losses, since amount is subject to guarantee structures, via shared apportionment of eventual default losses among the other members of the national interconnected system managed by the National Electric System Operator (ONS) and by the jurisdiction of the sector.

Provisions

4.11	Provisions

Provisions are recognized when: i) the Company has a present obligation (legal, formalized or constructive) resulting from a past event, ii) it is probable (i.e., more likely than not) that an outflow of resources embodying economic benefits will be required to settle the obligation, and iii) a reliable estimate can be made of the amount to settle the obligation.

The estimates of outcomes and financial impacts are determined by the Company, which requires use of judgment by Management, supplemented by the experience of similar past transactions and, in some cases, by independent expert reports.

Environmental liabilities are recognized as the Company assumes formal obligations before regulatory agencies or becomes aware of potential risks related to environmental issues, which may lead to cash disbursements that are deemed probable and that may be estimated. During the project implementation phase, the accrued amounts are included in property, plant and equipment (generation), construction cost (transmission) or contract assets (distribution). At the start of operations, all costs included in the Operating License, whose programs will be executed during the concession and the respective disbursement has not yet occurred, are measured and adjusted to present value according to the estimated cash flow of disbursements and recorded as environmental provisions matched against the assets related to the project, being adjusted periodically.

Once the project enters commercial operation, all costs or expenses incurred with environmental programs related to the project’s operation and maintenance licenses are analyzed according to their nature and included in profit or loss for the period, except for costs or expenses for renewing licenses, which are recorded as intangible assets and amortized over the term of the license.

Revenue recognition

4.12	Revenue recognition
4.12.1	Revenue from contracts with customers

Revenue is measured based on the consideration that the Company expects to receive in a contract with the customer, net of any variable consideration. The Company recognizes revenues when it transfers control of the product or service to the customer and when it is probable to receive the consideration considering the client's ability and intention to pay the consideration when due. The Company's operating revenue comes mainly from the electricity supply and from the electric network availability.

The revenue from electricity supply is recognized monthly based on the data for billing that are determined by the average MW of contracted electricity and declared with the CCEE. When the information is not available, the Company estimates the revenue considering the contracts’ rules, the price estimate and the volume provided.

For wind power generation companies subject to minimum generation amounts, the Company understands that it is subject to variable consideration, and for this reason, includes a provision for non-performance based on the annual generation estimates, reducing revenue.

Revenue from electric power supply and network availability is recognized monthly based on measured and effectively billed energy. In addition, the Company records unbilled revenue, calculated from the period between the last billing and the end of each month, by estimate based on the last measurement taken. In the concession contract for the public electricity distribution service, non-performance compensations are provided for quality indicators that, when incurred, reduce electricity availability revenue.

4.12.2	Interest income

Interest income is recognized when it is probable that future economic benefits will flow to the Company and its amount can be reliably measured. Interest income is recognized on a straight-line basis and based on time and the effective interest rate on outstanding principal amounts. The effective interest rate is the one that discounts the estimated future cash receipts calculated during the estimated life of the financial asset in relation to initial net carrying amount of that asset.

Regarding the contract assets of the power transmission concession, financial compensation revenue is recognized using the implicit remuneration rate established at the beginning of each project, which is presented in the statement of income as operating income in accordance with the Company's business model.

Construction revenues and costs

4.13	Construction revenues and costs

Revenue related to construction services for infrastructure in the power transmission and distribution services, and gas distribution, are recognized over time based on the stage of completion of the work.

The respective costs are recognized when incurred, in the statement of income for the year, as construction cost.

Given that Copel DIS and Compagas outsource the construction of distribution infrastructure to unrelated parties through works carried out in the short term, the construction margin to the power and gas distribution activities result in no significant amounts, resulting in the non-recognition of such margin.

The construction margin adopted for the transmission activity for the years 2022, 2021 and 2020 was 1.65%, and results from a calculation methodology that considers the respective business risk.

Power purchase and sale transactions in the Spot Market (Electric Energy Trading Chamber - CCEE

4.14	Power purchase and sale transactions in the Spot Market (Electric Energy Trading Chamber - CCEE

Power purchase and sale transactions in CCEE are recorded on the accrual basis of accounting, based on data released by CCEE, which are calculated by the product of the Differences settlement prices - PLD multiplied by the energy surplus declared with CCEE, or, when such information is not available in a timely manner, by an estimate prepared by Management.

Derivative Financial Instruments

4.15	Derivative Financial Instruments
4.15.1	Power purchase and sale transactions

The Company negotiates energy purchase and sale agreements and part of its contracts are classified as derivative financial instruments measured at fair value through profit or loss.

Unrealized net gains or losses arising from the mark-to-market of these contracts (difference between contractual and market prices) are recorded as operating income or operating costs in the Statement of income.

4.15.2	Non-Deliverable Forward (NDF) contracts

In addition, the Company operates with Non-Deliverable Forward – NDF contracts, which aim exclusively at providing hedge against exchange rate risks associated with cash flows from capital contributions to subsidiaries, when they reflect foreign-currency denominated purchases of projected equipment. They are measured at their fair value, with changes recorded in the statement of income for the year. The fair value is calculated based on the information of each contracted operation and the respective market information on the closing dates of the financial statements.

Taxes

4.16	Taxes
4.16.1	Income Tax and Social Contribution

The taxation on profit comprises income tax and social contribution calculated based on the taxable profits (adjusted profit) of each taxable entity at the applicable tax rates according to prevailing legislation, namely, at 15%, plus 10% surtax on the amount exceeding R$240 per year, for income tax and at 9% for social contribution.

Income tax and social contribution losses can be offset against future taxable profits, considering the limit of 30% of the taxable profit for the period, and can be carried forward indefinitely.

4.16.2	Deferred income tax and social contribution

The Company, based on its profitability history and the expectation of generating future taxable profits, based on its internal projections prepared for reasonable periods for its business, sets up a deferred tax asset on temporary differences between the tax bases and on tax losses and negative tax basis.

The deferred income tax and social contribution are recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used for tax calculation purposes, to the extent that there will probably be sufficient taxable profits against which the temporary differences can be utilized and the tax losses can be offset.

Deferred tax assets and liabilities may be offset if there is a legal right to offset the current tax assets and liabilities and they relate to the same taxing authority.

4.16.3	Other taxes recoverable and other tax obligations

Sales and services revenues are subject to value-added tax (ICMS or VAT) and service tax (SS), at the applicable rates, and to the PIS (Social Integration Program) and COFINS (Contribution for Social Security Funding). Credits resulting from non-cumulative PIS and COFINS charges are accounted for as reductions to operating costs in the statement of income.

Credits arising from non-cumulative ICMS, PIS and COFINS related to the purchase of assets are presented as reductions to the acquisition cost of these assets. Prepayments or amounts that can be offset are presented in current and non-current assets, according to their expected realization.

Post-employment benefits

4.17	Post-employment benefits

The Company sponsors pension plans to supplement retirement and pension plans and the Assistance Plan (medical and dental assistance) for their active employees and their legal dependents. The amounts of these actuarial commitments (contributions, costs, liabilities and/or assets) are evaluated annually by an independent actuary, with the base date that coincides with the end of the year. The economic and financial assumptions for the purposes of the actuarial valuation are discussed with the independent actuary and approved by the Management.

The assets of the benefit plans are valued at market value (marked-to-market) by the Company. The value of the net plan liability is recognized at the present value of the actuarial obligation, less the fair value of the plan assets. The adoption of the projected credit unit method adds each year of service as a triggering event for an additional benefit unit, adding up to the calculation of the final obligation.

Other actuarial assumptions are used, which take into account biometric and economic tables in addition to historical data from the benefits plans, obtained from the manager of these plans, Fundação Copel de Previdência e Assistência Social.

Actuarial gains or losses caused by changes in assumptions and/or actuarial adjustments are recognized in other comprehensive income.

Right to use lease assets and liabilities

4.18	Right to use lease assets and liabilities

Upon entering into a lease agreement, the right to use assets is recorded at present value, with a corresponding entry to a lease liability of the same amount, except for agreements that meet the exemption criteria of the accounting standard (short-term leases, low value or those that foresee variable remuneration). After initial measurement, the amortization of the right-of-use asset is recorded in operating result and interest on the lease liability in financial result. To define the interest rate, the Company uses as a basis the nominal rate practiced in the last funding of the Copel group, disregarding subsidized or incentivized funding.

Standards applicable to the Company effective January 1, 2022

4.19	Standards applicable to the Company effective January 1, 2022

As of January 1, 2022 changes in the following standards are in effect, without significant impacts on the financial statements of the Company:

(i)	IAS 37: specification of costs to fulfill onerous contract;
(ii)	IAS 16: definitions of resources before their intended use;
(iii)	IFRS 3: update of the standard, in view of the changes in the Conceptual Framework;
(iv)	Annual improvements to the 2018 - 2020 IFRS cycle with changes in pronouncements: IFRS 1, IFRS 9, IFRS 16 and IAS 41.

New standards that are not yet in effect

4.20	New standards that are not yet in effect

As of the following fiscal years, the changes below will be in effect:

(i)	IAS 1 and IFRS practical expedient 2: classification of liabilities as current or non-current and change in accounting policy disclosures (from January 1, 2023);
(ii)	IFRS 17: new standards for insurance contracts, replacing IFRS 4 (from January 1, 2023);
(iii)	IAS 8: updating of accounting estimates definitions (from January 1, 2023);
(iv)	IAS 12: amendment to the treatment of deferred tax related to assets and liabilities arising from a single transaction (from January 1, 2023);
(v)	IFRS 16 - Leases: amendments related to sale and leaseback operations (from January 1, 2024);
(vi)	IFRS 10 and IAS 28: changes related to the sale or contribution of assets between an investor and its associate or joint venture (no defined effective date).

The Company does not expect significant impacts on the Company's financial statements resulting from these changes in standards.